Share Capital - Schedule of Options Outstanding and Exercisable (Details)	9 Months Ended
	Sep. 30, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Statement Line Items [Line Items]
Stock Options Outstanding | shares		461,000	260,000
Canadian Dollars [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	942,163	461,000
Weighted Average Remaining Life (years)	2 years 6 months 14 days
Exercisable, Ending Balance | shares	582,651
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.86
Exercise Price One [Member]
Statement Line Items [Line Items]
Weighted Average Remaining Life (years)	2 months 30 days
Exercise Price One [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	19,000
Exercise Price One [Member] | Canadian Dollars [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 0.00
Exercise Price One [Member] | Canadian Dollars [Member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 1.99
Exercise Price Two [Member]
Statement Line Items [Line Items]
Weighted Average Remaining Life (years)	2 years 6 months 7 days
Exercise Price Two [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	474,217
Exercise Price Two [Member] | Canadian Dollars [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 2.00
Exercise Price Two [Member] | Canadian Dollars [Member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 3.99
Exercise Price Three [Member]
Statement Line Items [Line Items]
Weighted Average Remaining Life (years)	3 years 3 months 29 days
Exercise Price Three [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	302,946
Exercise Price Three [Member] | Canadian Dollars [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 4.00
Exercise Price Three [Member] | Canadian Dollars [Member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 5.99
Exercise Price Four [Member]
Statement Line Items [Line Items]
Weighted Average Remaining Life (years)	1 year 7 days
Exercise Price Four [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	25,000
Exercise Price Four [Member] | Canadian Dollars [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 6.00
Exercise Price Four [Member] | Canadian Dollars [Member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 7.99
Exercise Price Five [Member]
Statement Line Items [Line Items]
Weighted Average Remaining Life (years)	1 year 3 months 29 days
Exercise Price Five [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	121,000
Exercise Price Five [Member] | Canadian Dollars [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 8.00
Exercise Price Five [Member] | Canadian Dollars [Member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise Price Range	$ 9.99